Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202-739-3000

Fax: 202-739-3001

April 30, 2009

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	Penn Series Funds, Inc. - Post-Effective Amendment No. 62
(File Nos. 2-77284 and 811-03459)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we have enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 62 to the Company’s Registration Statement on Form N-1A, together with all Exhibits thereto.  This filing is made for the purpose of furnishing the Company’s audited financial statements for the fiscal year ended December 31, 2008, and to make other non-material changes.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 739-5654 with any questions or comments.

Very truly yours,

/s/ W. John McGuire
W. John McGuire

cc:	John Heiple
Sean Graber, Esq.
Michael Berenson, Esq.